Employee benefits - Amount Included in the Statement of Financial Position Arising from the Company's Obligations (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	€ 352.6	€ 374.1
Present value of defined benefit obligation | Defined benefit retirement plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	341.5	365.1
Present value of defined benefit obligation | Post-employment medical benefits and other benefits
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	11.1	9.0
Present value of defined benefit obligation | Unfunded Plan
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	88.6	88.6
Present value of defined benefit obligation | Unfunded Plan | Defined benefit retirement plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	77.5	79.6
Present value of defined benefit obligation | Unfunded Plan | Post-employment medical benefits and other benefits
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	11.1	9.0
Present value of defined benefit obligation | Funded Plan
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	264.0	285.5
Present value of defined benefit obligation | Funded Plan | Defined benefit retirement plans
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	264.0	285.5
Present value of defined benefit obligation | Funded Plan | Post-employment medical benefits and other benefits
Disclosure of defined benefit plans [line items]
Defined benefit obligation, at present value	0.0	0.0
Plan assets
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	(108.4)	(97.9)
Plan assets | Defined benefit retirement plans
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	(108.4)	(97.9)
Plan assets | Post-employment medical benefits and other benefits
Disclosure of defined benefit plans [line items]
Plan assets, at fair value	0.0	0.0
Plan assets, at fair value	108.4	97.9
Net defined benefit liability (asset)	244.2	276.2	€ 237.5
Defined benefit retirement plans
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	233.1	267.2	€ 228.5
Post-employment medical benefits and other benefits
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	€ 11.1	€ 9.0